Government Grants (Tables)	12 Months Ended
Dec. 31, 2019
Government grants [Abstract]
Government Grants
Government grants as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Land	￦	(21,968)	(21,817)
Buildings		(63,189)	(61,920)
Structures		(190,854)	(186,554)
Machinery		(173,242)	(158,907)
Vehicles		(4,220)	(2,275)
Equipment		(418)	(241)
Tools		(675)	(403)
Construction-in-progress		(54,740)	(61,211)
Finance lease assets		(26)	—
Investment properties		(50)	(13)
Software		(420)	(235)
Development expenditures		(2,110)	(1,492)
Intangible assets under development		(10,564)	(11,029)
Other intangible assets other than goodwill		—	(79)

	￦	(522,476)	(506,176)

Changes in government Grants
Changes in government grants for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(30,416)	—	—	—	30,416	—
Land		(21,968)	—	—	—	—	—	(21,968)
Buildings		(63,539)	—	—	6,836	31	(6,517)	(63,189)
Structures		(196,414)	—	—	10,292	3,270	(8,002)	(190,854)
Machinery		(183,188)	—	—	18,099	823	(8,976)	(173,242)
Vehicles		(6,322)	—	—	2,146	—	(44)	(4,220)
Equipment		(761)	—	—	365	—	(22)	(418)
Tools		(1,027)	—	—	432	—	(80)	(675)
Construction-in-progress		(49,084)	—	18,239	—	—	(23,895)	(54,740)
Finance lease assets		(27)	—	—	1	—	—	(26)
Investment properties		(83)	—	—	1	—	32	(50)
Software		(486)	—	—	254	—	(188)	(420)
Development expenditures		(3,702)	—	—	1,591	—	1	(2,110)
Intangible assets under development		(10,540)	—	—	—	—	(24)	(10,564)
Usage rights of donated assets and other		(11)	—	—	11	—	—	—

	￦	(537,152)	(30,416)	18,239	40,028	4,124	(17,299)	(522,476)

		2019
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(21,705)	—	—	—	21,705	—
Land		(21,968)	—	—	—	151	—	(21,817)
Buildings		(63,189)	—	—	6,214	—	(4,945)	(61,920)
Structures		(190,854)	—	—	9,373	2,405	(7,478)	(186,554)
Machinery		(173,242)	—	—	17,993	635	(4,293)	(158,907)
Vehicles		(4,220)	—	—	2,170	5	(230)	(2,275)
Equipment		(418)	—	—	262	—	(85)	(241)
Tools		(675)	—	—	281	—	(9)	(403)
Construction-in-progress		(54,740)	—	12,338	—	—	(18,809)	(61,211)
Finance lease assets		(26)	—	—	—	—	26	—
Investment properties		(50)	—	—	1	—	36	(13)
Software		(420)	—	—	202	—	(17)	(235)
Development expenditures		(2,110)	—	—	833	—	(215)	(1,492)
Intangible assets under development		(10,564)	—	—	—	—	(465)	(11,029)
Others		—	—	—	2	—	(81)	(79)

	￦	(522,476)	(21,705)	12,338	37,331	3,196	(14,860)	(506,176)